January 23, 2012

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Pax World Funds Series Trust I (811-02064)

Pax World Global Women’s Equality Fund

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated December 30, 2011.

Any comments or questions on this filing should be directed to John Boese at (603) 431-8022.

Very truly yours,

/s/ John Boese
John Boese
Chief Compliance Officer

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801